Leases (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019
Leases [Abstract]
Operating lease expire year		Operating leases for our office facility that expire in 2024.
Recognized lease expense, total	$ 35,000	$ 70,000